GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	COMMON STOCKS - 93.29%
	Brazil - 2.81%
43,485	Ambev SA	$121,681
23,825	B3 SA - Brasil Bolsa Balcao	47,445
18,352	Banco do Brasil SA	94,850
31,060	BB Seguridade Participacoes SA	114,972
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	111,496
23,742	Cia Siderurgica Nacional SA	106,337
49,607	JBS SA	338,471
13,627	Natura & Co., Holding SA (a)	62,835
54,732	Petroleo Brasileiro SA	301,414
34,155	Raia Drogasil SA	148,701
9,594	Suzano SA (a)	103,626
54,450	Vale SA	758,669
14,180	WEG SA	83,522
		2,394,019
	Cayman Islands - 3.25%
5,531	360 DigiTech, Inc. - ADR	126,826
171,507	China Evergrande Group	35,010
100,270	China Feihe, Ltd.	134,532
73,362	China Medical System Holdings, Ltd.	122,633
19,112	China Meidong Auto Holdings, Ltd.	98,501
56,272	Chinasoft International, Ltd.	73,381
1,983	Daqo New Energy Corp. - ADR (a)	79,954
38,870	Dongyue Group, Ltd.	60,718
7,689	Genscript Biotech Corp. (a)	34,020
73,662	Haidilao International Holding, Ltd.	166,533
9,515	Hello Group, Inc. - ADR	85,445
35,061	Jiumaojiu International Holdings, Ltd.	61,652
6,861	Kuaishou Technology (a)	63,611
24,858	Meituan (a)	718,831
1,069	NIO, Inc. - ADR (a)	33,866
507	Parade Technologies, Ltd.	38,573
2,129	Pinduoduo, Inc. - ADR (a)	124,121
1,320	Silergy Corp.	238,915
8,701	Smoore International Holdings, Ltd.	44,431
138,091	Topsports International Holdings, Ltd.	139,863
11,842	Wuxi Biologics Cayman, Inc. (a)	140,196
62,913	Xiaomi Corp. (a)	152,505
		2,774,117
	Chile - 0.37%
96,093	Cencosud SA	160,719
10,611	Cia Cervecerias Unidas SA	86,919
21,521	Falabella SA	70,158
		317,796
	China - 24.19%
373,865	Agricultural Bank of China, Ltd. - Series H	128,624
6,800	Aier Eye Hospital Group Co., Ltd. - Class A	45,157
18,304	Alibaba Group Holding, Ltd. - ADR (a)	2,174,332
21,794	Anhui Conch Cement Co., Ltd.	109,008
14,532	ANTA Sports Products, Ltd.	218,246
2,035	Baidu, Inc. - ADR (a)	302,788
877,670	Bank of China, Ltd. - Series H	315,756
90,100	Bank of Communications Co., Ltd. - Class A	65,195
246,960	Bank of Communications Co., Ltd. - Series H	149,290
133,000	BBMG Corp. - Class A	59,294
118	BeiGene, Ltd. - ADR (a)	31,970
1,900	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	66,101
5,713	BYD Co., Ltd.	193,239
12,800	By-health Co., Ltd. - Class A	54,145
24,800	C&S Paper Co., Ltd. - Class A	65,081
32,900	CECEP Solar Energy Co., Ltd. - Class A	57,890
35,100	CECEP Wind-Power Corp. - Class A	35,843
1,500	Changchun High & New Technology Industry Group, Inc. - Class A	63,927
7,400	Chengxin Lithium Group Co., Ltd. - Class A (a)	67,421
177,847	China Bohai Bank Co., Ltd. - Series H	68,424
569,672	China Cinda Asset Management Co., Ltd. - Series H	103,761
268,528	China CITIC Bank Corp., Ltd. - Series H	116,480
110,753	China Coal Energy Co., Ltd.	64,030
324,598	China Communications Services Corp., Ltd. - Series H	158,195
780,597	China Construction Bank Corp. - Series H	540,912
100,600	China Everbright Bank Co., Ltd. - Series H	52,402
347,000	China Everbright Bank Co., Ltd. - Series H	122,873
185,323	China Hongqiao Group, Ltd.	195,878
68,256	China Longyuan Power Group Corp., Ltd.	159,434
26,705	China Merchants Bank Co., Ltd. - Series H	207,754
170,617	China National Building Material Co., Ltd.	209,473
7,700	China Northern Rare Earth Group High-Tech Co., Ltd. - Class A	55,358
320,832	China Petroleum & Chemical Corp. - Series H	149,450
199,497	China Power International Development, Ltd.	134,363
26,714	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	143,649
99,171	China Suntien Green Energy Corp, Ltd. - Series H	77,365
2,100	China Tourism Group Duty Free Corp, Ltd. - Class A	72,394
81,300	China United Network Communications, Ltd. - Class A	50,166
4,000	China Zhenhua Group Science & Technology Co., Ltd. - Class A	78,030
3,700	Chongqing Brewery Co., Ltd. - Class A (a)	87,850
2,100	Chongqing Zhifei Biological Products Co., Ltd. - Class A	41,039
25,800	CNNC Hua Yuan Titanium Dioxide Co., Ltd. - Class A	51,051
1,000	Contemporary Amperex Technology Co., Ltd. - Class A	92,115
121,311	Cosco Shipping Holdings Co., Ltd. - Series H (a)	235,217
177,622	CSPC Pharmaceutical Group, Ltd.	193,411
20,000	Daan Gene Co., Ltd. - Class A	62,950
9,800	DaShenLin Pharmaceutical Group Co., Ltd. - Class A	64,741
10,100	Do-Fluoride New Materials Co., Ltd. - Class A	71,217
4,800	Ecovacs Robotics Co., Ltd. - Class A	113,687
8,961	ENN Energy Holdings, Ltd.	168,930
57,900	FAW Jiefang Group Co., Ltd. - Class A	93,459
3,968	Flat Glass Group Co., Ltd. - Series H	20,200
57,500	Focus Media Information Technology Co., Ltd. - Class A	73,996
5,619	Ganfeng Lithium Co., Ltd. - Series H	88,480
700	G-bits Network Technology Xiamen Co., Ltd. - Class A	46,345
8,700	Great Wall Motor Co., Ltd. - Class A	66,187
25,384	Great Wall Motor Co., Ltd. - Series H	87,205
61,100	Guanghui Energy Co., Ltd. - Class A (a)	62,805
17,292	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	92,845
3,000	Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	52,321
131,777	Guangzhou R&F Properties Co., Ltd. - Series H	49,036
4,000	Guangzhou Tinci Materials Technology Co., Ltd. - Class A	71,955
2,900	Hangzhou First Applied Material Co., Ltd. - Class A	59,339
9,000	Hangzhou Robam Appliances Co., Ltd. - Class A	50,877
9,000	Hangzhou Silan Microelectronics Co., Ltd. - A	76,594
138,200	Hesteel Co., Ltd. - Class A	53,412
3,900	Hithink RoyalFlush Information Network Co., Ltd. - Class A	88,462
4,500	Hoshine Silicon Industry Co., Ltd. - Class A	93,201
7,300	Huadong Medicine Co., Ltd. - Class A	46,116
63,100	Huaxia Bank Co., Ltd. - Class A	55,454
17,100	Hubei Xingfa Chemicals Group Co., Ltd. - Class A	101,782
4,000	Hundsun Technologies, Inc. - Class A	39,066
434,049	Industrial & Commercial Bank of China, Ltd. - Series H	244,840
95,900	Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	42,060
11,900	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	77,454
52,300	Inner Mongolia Yuan Xing Energy Co., Ltd. - Class A (a)	60,006
6,000	Intco Medical Technology Co., Ltd. - Class A	54,282
4,800	JA Solar Technology Co., Ltd. - Class A	69,714
8,800	Jafron Biomedical Co., Ltd. - Class A	73,785
7,323	JD.com, Inc. - ADR (a)	513,123
2,300	JiuGui Liquor Co., Ltd. - Class A	76,774
26,600	Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	53,608
2,200	Joinn Laboratories China Co., Ltd. - Class A	39,895
16,022	Kingsoft Corp., Ltd.	70,471
100	Kweichow Moutai Co., Ltd. - Class A	32,136
158,377	Lenovo Group, Ltd.	182,020
44,848	Li Ning Co., Ltd.	491,985
3,700	LONGi Green Energy Technology Co., Ltd. - Class A	50,061
1,400	Luzhou Laojiao Co., Ltd. - Class A	55,802
59,800	Metallurgical Corp of China, Ltd. - Class A	36,027
14,100	Mianyang Fulin Precision Co., Ltd. - Class A (a)	65,163
8,100	NARI Technology Co., Ltd. - Class A	50,933
1,100	NAURA Technology Group Co., Ltd. - Class A	59,952
4,590	NetEase, Inc. - ADR	467,170
42,977	New Oriental Education & Technology Group, Inc. - ADR (a)	90,252
28,797	Nongfu Spring Co., Ltd. - Series H	190,212
19,500	North Industries Group Red Arrow Co., Ltd. - Class A (a)	81,600
242,544	PetroChina Co. - Series H	107,422
172,318	PICC Property & Casualty Co., Ltd. - Series H	140,860
52,932	Ping An Insurance Group Co. of China, Ltd. - Series H	381,434
64,600	Power Construction Corp of China, Ltd. - Class A	81,942
2,700	Proya Cosmetics Co., Ltd. - Class A	88,300
34,600	Sailun Group Co., Ltd. - Class A	80,418
2,600	Sangfor Technologies, Inc. - Class A	77,965
10,000	Satellite Chemical Co., Ltd. - Class A	62,895
1,100	SG Micro Corp. - Class A	53,371
21,100	Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	69,822
5,900	Shanghai Jahwa United Co., Ltd. - Class A	37,431
6,100	Shanghai M&G Stationery, Inc. - Class A	61,732
1,200	Shanghai Putailai New Energy Technology Co., Ltd. - Class A	30,240
1,100	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	54,467
16,300	Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	50,127
35,432	Shimao Property Holdings, Ltd.	23,197
122,500	Sichuan Hebang Biotechnology Co., Ltd. - Class A (a)	65,542
40,300	Sichuan Road & Bridge Co., Ltd. - Class A	76,271
3,200	Sichuan Swellfun Co., Ltd. - Class A	60,382
67,572	Sinotruk Hong Kong, Ltd.	104,038
46,301	Sunac China Holdings, Ltd.	70,041
2,800	Sungrow Power Supply Co., Ltd. - Class A	64,078
5,944	Sunny Optical Technology Group Co., Ltd.	188,274
19,186	TAL Education Group - ADR (a)(b)	75,401
21,300	TBEA Co., Ltd. - Class A	70,643
57,553	Tencent Holdings, Ltd.	3,358,282
10,400	Tibet Summit Resources Co., Ltd. - Class A	61,536
104,522	Tingyi Cayman Islands Holding Corp.	214,959
22,400	Titan Wind Energy Suzhou Co., Ltd. - Class A	68,236
2,100	Unigroup Guoxin Microelectronics Co., Ltd. - Class A	74,139
94,350	Uni-President China Holdings, Ltd.	91,458
23,482	Vipshop Holdings, Ltd. - ADR (a)	197,249
91,516	Want Want China Holdings, Ltd.	83,992
7,400	Westone Information Industry, Inc. - Class A	64,972
22,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. - Class A	97,104
3,000	Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	34,991
1,400	Wuxi Shangji Automation Co., Ltd. - Class A	36,649
1,700	Xiamen Faratronic Co., Ltd. - Class A	62,038
59,945	Yanzhou Coal Mining Co., Ltd. Series H	119,141
5,600	Yifeng Pharmacy Chain Co., Ltd. - Class A	48,402
20,942	Yihai International Holding, Ltd.	96,839
3,600	Youngy Co., Ltd. - Class A (a)	73,645
5,175	Yum China Holdings, Inc.	257,922
1,900	Yunnan Energy New Material Co., Ltd. - Class A	74,563
600	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. - Class A	41,222
6,600	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. - Class A	71,922
9,000	Zhejiang Supor Co., Ltd. - Class A	87,938
25,200	Zhejiang Weixing New Building Materials Co., Ltd. - Class A	96,193
6,700	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	60,256
12,500	Zhejiang Yongtai Technology Co., Ltd. - Class A (a)	100,455
18,300	Zhuzhou Kibing Group Co., Ltd. - Class A	49,219
		20,643,983
	Cyprus - 0.26%
2,617	TCS Group Holding PLC (d)	220,613
	Czech Republic - 0.14%
3,091	CEZ AS	116,995
	Egypt - 0.31%
72,281	Commercial International Bank Egypt SAE (a)	243,268
27,526	Fawry for Banking & Payment Technology Services SAE (a)	22,459
		265,727
	Hong Kong - 2.60%
34,569	Beijing Enterprises Holdings, Ltd.	119,268
332,982	Bosideng International Holdings, Ltd.	209,780
378,009	China Jinmao Holdings Group, Ltd.	116,910
40,216	China Mengniu Dairy Co., Ltd.	227,979
9,678	China Resources Beer Holdings Co., Ltd.	79,254
69,620	China Resources Power Holdings Co., Ltd.	232,853
96,339	China Taiping Insurance Holdings Co., Ltd.	132,290
128,062	China Traditional Chinese Medicine Holdings Co., Ltd.	84,853
188,762	CIFI Holdings Group Co., Ltd.	113,550
114,461	CITIC, Ltd.	113,241
43,417	Kingboard Chemical Holdings, Ltd.	211,530
195,089	Kunlun Energy Co., Ltd.	183,058
109,895	Sino Biopharmaceutical, Ltd.	77,124
237,249	Sun Art Retail Group, Ltd.	95,234
37,146	The Wharf Holdings, Ltd.	114,102
122,592	Yuexiu Property Co., Ltd.	108,122
		2,219,148
	Hungary - 0.30%
18,405	MOL Hungarian Oil & Gas Plc	142,845
2,174	OTP Bank Plc (a)	110,855
		253,700
	India - 12.64%
2,969	ACC, Ltd.	88,297
6,321	Adani Enterprises, Ltd.	144,858
4,489	Adani Ports & Special Economic Zone, Ltd.	43,921
5,803	Adani Total Gas, Ltd.	134,228
6,022	Adani Transmission, Ltd. (a)	141,085
11,010	Ambuja Cements, Ltd.	55,730
1,829	Apollo Hospitals Enterprise, Ltd.	123,114
3,370	Asian Paints, Ltd.	153,132
11,655	Aurobindo Pharma, Ltd.	114,870
536	Bajaj Finance, Ltd.	50,064
428	Bajaj Finserv, Ltd.	94,085
910	Balkrishna Industries, Ltd.	28,362
14,995	Bharat Petroleum Corp., Ltd.	77,529
1,778	Britannia Industries, Ltd.	86,051
9,076	Cipla, Ltd.	115,123
7,870	Colgate-Palmolive India, Ltd.	156,571
8,111	Dabur India, Ltd.	63,203
1,801	Divi's Laboratories, Ltd.	113,179
11,858	DLF, Ltd.	61,979
2,006	Dr. Reddy's Laboratories, Ltd.	132,184
14,668	Grasim Industries, Ltd.	319,011
5,711	Havells India, Ltd.	107,138
17,040	HCL Technologies, Ltd.	301,436
2,830	HDFC Asset Management Co., Ltd.	92,821
45,384	Hindalco Industries, Ltd.	288,599
41,252	Hindustan Petroleum Corp, Ltd.	161,810
2,222	Hindustan Unilever, Ltd.	70,339
10,869	Housing Development Finance Corp., Ltd.	376,058
25,648	ICICI Bank, Ltd.	254,966
126,848	Indian Oil Corp, Ltd.	189,793
3,335	Indian Railway Catering & Tourism Corp., Ltd.	37,179
45,670	Infosys, Ltd.	1,156,626
15,477	JSW Steel, Ltd.	136,002
3,761	Larsen & Toubro Infotech, Ltd.	369,902
5,480	Larsen & Toubro, Ltd.	139,191
9,482	Lupin, Ltd.	120,985
12,206	Mahindra & Mahindra, Ltd.	136,954
19,797	Marico, Ltd.	136,303
2,442	Mindtree, Ltd.	156,676
3,222	Mphasis, Ltd.	146,899
3,914	Muthoot Finance, Ltd.	78,518
717	Nestle India, Ltd.	189,769
58,671	NTPC, Ltd.	97,891
142,033	Oil & Natural Gas Corp., Ltd.	271,889
335	Page Industries, Ltd.	181,699
2,412	Pidilite Industries, Ltd.	79,765
12,784	Reliance Industries, Ltd.	406,104
1,263	Siemens, Ltd.	40,038
1,322	SRF, Ltd.	42,953
16,763	State Bank of India	103,433
9,383	Sun Pharmaceutical Industries, Ltd.	106,610
10,654	Tata Consultancy Services, Ltd.	534,357
45,516	Tata Motors, Ltd. (a)	293,407
20,359	Tata Steel, Ltd.	302,735
15,246	Tech Mahindra, Ltd.	365,825
13,560	The Tata Power Co., Ltd.	40,160
1,104	UltraTech Cement, Ltd.	112,453
108,869	Vedanta, Ltd.	497,916
38,181	Wipro, Ltd.	365,864
		10,787,639
	Indonesia - 1.33%
1,216,789	Adaro Energy Tbk PT	192,967
530,228	Aneka Tambang Tbk PT	83,918
280,521	Astra International Tbk PT	112,279
233,522	Indah Kiat Pulp & Paper Corp. Tbk PT	128,275
296,654	Indofood Sukses Makmur Tbk PT	131,723
1,215,482	Kalbe Farma Tbk PT	137,731
463,270	Telekomunikasi Indonesia Persero Tbk PT	132,218
426,629	Tower Bersama Infrastructure Tbk PT	88,396
428,294	Unilever Indonesia Tbk PT	123,512
		1,131,019
	Mexico - 1.98%
400,485	America Movil SAB de CV - Series L	424,044
484,811	Cemex SAB de CV (a)	331,250
70,159	Grupo Bimbo SAB de CV - Series A	216,177
15,145	Grupo Financiero Banorte SAB de CV - Series O	98,501
44,926	Grupo Mexico SAB de CV - Series B	195,849
28,801	Orbia Advance Corp SAB de CV	73,509
93,130	Wal-Mart de Mexico SAB de CV	346,676
		1,686,006
	Philippines - 0.33%
2,735	Globe Telecom, Inc.	178,295
27,141	International Container Terminal Services, Inc.	106,451
		284,746
	Poland - 1.21%
3,538	Bank Polska Kasa Opieki SA	106,790
1,744	CD Projekt SA	82,949
2,908	Dino Polska SA (a)	264,396
18	LPP SA	76,517
62,574	Orange Polska SA (a)	131,231
74,239	PGE Polska Grupa Energetyczna SA (a)	148,139
6,766	Polski Koncern Naftowy Orlen SA	124,710
9,126	Powszechna Kasa Oszczednosci Bank Polski SA (a)	101,223
		1,035,955
	Peru - 0.11%
1,529	Southern Copper Corp.	94,355
	Qatar - 0.89%
17,004	Industries Qatar QSC	72,325
91,205	Masraf Al Rayan QSC	116,205
122,840	Ooredoo QPSC	236,792
13,837	Qatar Islamic Bank SAQ	69,646
47,101	Qatar National Bank QPSC	261,130
		756,098
	Republic of Korea - 13.50%
925	Amorepacific Corp.	129,810
350	Celltrion, Inc.	58,241
8,743	Cheil Worldwide, Inc.	167,769
2,148	CJ Corp.	150,520
791	CJ ENM Co., Ltd.	92,215
3,929	DB Insurance Co., Ltd.	178,387
2,652	Doosan Bobcat, Inc. (a)	90,759
353	Ecopro BM Co., Ltd.	148,311
784	E-MART, Inc.	99,389
6,073	GS Engineering & Construction Corp.	201,953
5,093	GS Holdings Corp.	167,281
5,533	Hana Financial Group, Inc.	195,476
4,323	Hankook Tire Co., Ltd.	144,420
3,104	HMM Co., Ltd. (a)	70,214
661	Hotel Shilla Co., Ltd.	43,321
4,188	Hyundai Engineering & Construction Co., Ltd.	156,267
1,258	Hyundai Heavy Industries Co., Ltd. (a)	99,997
613	Hyundai Mobis Co., Ltd.	131,033
5,226	Hyundai Steel Co.	179,973
635	Iljin Materials Co., Ltd.	71,898
16,741	Industrial Bank of Korea	144,822
2,282	Kakao Corp.	215,494
4,354	KB Financial Group, Inc.	201,348
5,113	Kia Motors Corp.	352,864
3,628	Korean Air Lines Co., Ltd. (a)	89,341
545	KT&G Corp.	36,209
713	Kumho Petrochemical Co., Ltd.	99,395
539	L&F Co., Ltd.	100,297
195	LG Chemical, Ltd.	100,808
7,824	LG Display Co., Ltd. (a)	161,313
2,062	LG Electronics, Inc.	238,740
208	LG Household & Health Care, Ltd.	191,977
15,796	LG Uplus Corp.	180,238
459	Lotte Chemical Corp.	83,731
46,426	Meritz Securities Co., Ltd.	201,011
594	Naver Corp.	188,548
278	NCSoft Corp.	150,156
9,686	NH Investment & Securities Co., Ltd.	101,733
485	Orion Corp.	42,220
13,644	Pan Ocean Co., Ltd.	62,054
2,301	Pearl Abyss Corp. (a)	267,409
1,183	POSCO	274,322
827	POSCO Chemical Co., Ltd.	99,934
615	Samsung Electro-Mechanics Co., Ltd.	101,998
49,960	Samsung Electronics Co., Ltd.	3,281,121
5,094	Samsung Engineering Co., Ltd. (a)	97,942
536	Samsung Fire & Marine Insurance Co., Ltd.	91,053
18,082	Samsung Heavy Industries Co., Ltd. (a)	86,204
186	Samsung SDI Co., Ltd.	102,295
403	Samsung SDS Co., Ltd.	52,937
2,897	Samsung Securities Co., Ltd.	109,230
1,177	SD Biosensor, Inc. (a)	55,347
3,554	Seegene, Inc.	181,809
5,446	Shinhan Financial Group Co., Ltd.	168,276
5,371	SK Hynix, Inc.	589,911
848	SKC Co., Ltd.	123,941
2,903	Woongjin Coway Co., Ltd.	181,877
12,323	Woori Financial Group Inc.	131,416
		11,516,555
	Russian Federation - 3.42%
44,711	Gazprom PJSC - ADR	410,894
3,704	LUKOIL PJSC - ADR	332,619
9,067	Magnit PJSC - ADR (d)	135,988
6,448	MMC Norilsk Nickel PJSC - ADR	197,760
4,954	Novolipetsk Steel PJSC - ADR	146,132
5,230	PhosAgro PJSC - ADR (d)	112,844
1,874	Polyus PJSC - GDR - ADR (d)	165,523
13,382	Rosneft Oil Co PJSC - ADR (a)	107,029
30,029	Sberbank of Russia PJSC - ADR	472,957
9,904	Severstal PJSC - GDR - ADR (d)	213,628
21,281	Surgutneftegas OJSC - ADR (b)	112,364
4,243	Tatneft PJSC - ADR	174,409
64,209	VTB Bank PJSC - GDR - ADR (d)	81,000
3,865	X5 Retail Group NV - ADR (d)	102,344
2,515	Yandex NV - Class A - ADR (a)	152,157
		2,917,648
	South Africa - 4.07%
18,107	Absa Group, Ltd.	173,294
5,915	African Rainbow Minerals, Ltd.	85,755
1,408	Anglo American Platinum, Ltd.	160,592
5,801	AngloGold Ashanti, Ltd.	122,143
12,660	Aspen Pharmacare Holdings, Ltd. (a)	178,129
7,292	Bid Corp., Ltd.	149,406
1,210	Capitec Bank Holdings, Ltd.	154,889
7,902	Clicks Group, Ltd.	156,468
30,263	FirstRand, Ltd.	115,458
14,346	Gold Fields, Ltd.	158,727
12,031	Harmony Gold Mining Co., Ltd.	50,458
19,194	Impala Platinum Holdings, Ltd.	270,765
4,843	Kumba Iron Ore, Ltd.	139,668
12,458	Mr. Price Group, Ltd.	156,245
19,943	MTN Group, Ltd. (a)	213,768
19,305	MultiChoice Group, Ltd.	147,985
14,902	Nedbank Group, Ltd.	163,674
58,167	Old Mutual, Ltd.	47,819
79,323	Pepkor Holdings, Ltd.	108,966
8,627	Sasol, Ltd. (a)	141,246
4,548	Shoprite Holdings, Ltd.	59,616
36,031	Sibanye Stillwater, Ltd.	112,032
17,604	Standard Bank Group, Ltd.	154,658
5,472	The Bidvest Group, Ltd.	64,983
57,566	Woolworths Holdings, Ltd.	187,196
		3,473,940
	South Korea - 0.23%
2,653	Lotte Shopping Co., Ltd.	194,391
	Taiwan, Province of China - 16.58%
5,607	Accton Technology Corp.	52,539
39,827	Acer, Inc.	43,731
6,639	Advantech Co., Ltd.	94,906
14,373	ASE Technology Holding Co., Ltd.	55,540
11,199	Asustek Computer, Inc.	152,032
213,465	AU Optronics Corp.	176,463
69,121	Cathay Financial Holding Co., Ltd.	155,719
25,220	Chailease Holding Co., Ltd.	239,888
525,611	China Development Financial Holding Corp.	331,971
96,454	China Steel Corp.	123,082
5,194	Delta Electronics, Inc.	51,536
5,829	Eclat Textile Co., Ltd.	132,821
2,098	eMemory Technology, Inc.	165,584
109,632	Evergreen Marine Corp. Taiwan, Ltd.	561,637
98,235	Far Eastern New Century Corp.	103,886
13,791	Feng TAY Enterprise Co., Ltd.	115,276
113,733	Fubon Financial Holding Co., Ltd.	313,053
63,500	Hon Hai Precision Industry Co., Ltd.	238,134
281,190	Innolux Corp.	198,703
30,199	Inventec Corp.	27,198
24,557	Lite-On Technology Corp.	56,549
17,293	MediaTek, Inc.	742,034
17,259	Micro-Star International Co., Ltd.	99,964
1,531	momo.com, Inc.	89,634
30,678	Nan Ya Plastics Corp.	94,511
8,608	Nan Ya Printed Circuit Board Corp.	177,311
40,473	Nanya Technology Corp.	113,997
15,166	Nien Made Enterprise Co., Ltd.	225,818
16,673	Novatek Microelectronics Corp.	323,762
58,981	Pegatron Corp.	147,163
92,908	Pou Chen Corp.	111,148
23,636	President Chain Store Corp.	233,384
18,450	Realtek Semiconductor Corp.	385,481
76,781	Ruentex Development Co., Ltd.	176,663
427,176	Shin Kong Financial Holding Co., Ltd.	170,235
188,591	SinoPac Financial Holdings Co., Ltd.	109,985
143,341	Taishin Financial Holding Co., Ltd.	98,063
263,993	Taiwan Semiconductor Manufacturing Co., Ltd.	5,839,789
13,818	Unimicron Technology Corp.	114,993
138,249	Uni-President Enterprises Corp.	342,279
156,116	United Microelectronics Corp.	365,744
16,808	Vanguard International Semiconductor Corp.	95,742
16,621	Wan Hai Lines, Ltd.	118,549
180,243	Winbond Electronics Corp.	220,701
29,849	WPG Holdings, Ltd.	56,711
46,395	Yang Ming Marine Transport Corp. (a)	201,796
110,540	Yuanta Financial Holding Co, Ltd.	100,971
		14,146,676
	Thailand - 0.56%
13,543	Advanced Info Service PCL - NVDR	93,161
6,408	Delta Electronics Thailand PCL - NVDR	79,329
45,073	Home Product Center PCL - NVDR	19,554
11,163	Krungthai Card PCL	19,801
35,621	Muangthai Capital PCL - NVDR	62,498
73,169	Osotspa PCL - NVDR	74,989
86,589	Sri Trang Gloves Thailand PCL	78,411
88,703	Thai Union Group PCL	51,802
		479,545
	Turkey - 1.02%
176,271	Akbank Turk AS	95,195
18,768	BIM Birlesik Magazalar AS	86,967
59,236	Eregli Demir ve Celik Fabrikalari TAS	126,020
6,144	Ford Otomotiv Sanayi AS	110,582
54,047	KOC Holding AS	115,946
54,502	Turkcell Iletisim Hizmetleri AS	76,053
160,264	Turkiye Garanti Bankasi AS	136,393
235,956	Turkiye Is Bankasi - Series C	127,806
		874,962
	United Arab Emirates - 1.19%
54,071	Abu Dhabi Commercial Bank PJSC	125,449
66,602	Abu Dhabi Islamic Bank PJSC	124,356
134,074	Abu Dhabi National Oil Co. for Distribution PJSC	155,864
98,377	Aldar Properties PJSC	106,826
89,456	Emaar Properties PJSC	118,876
28,075	Emirates NBD Bank PJSC	103,487
19,902	Emirates Telecommunications Group Co. PJSC	171,961
21,596	First Abu Dhabi Bank PJSC	110,648
		1,017,467
	Total Common Stocks (Cost $56,322,721)	79,603,100

	INVESTMENT COMPANIES - 4.08%
	China - 1.41%
20,026	iShares Core MSCI Emerging Markets ETF	1,198,756
	Saudi Arabia - 2.67%
55,790	iShares MSCI Saudi Arabia ETF	2,281,253
	Total Investment Companies (Cost $2,976,150)	3,480,009

	PREFERRED STOCKS - 2.06%
	Brazil - 1.24%
41,820	Banco Bradesco SA - Preference Shares	144,982
16,466	Braskem SA - Series A - Preference Shares	174,019
63,533	Cia Energetica de Minas Gerais - Preference Shares	151,631
22,680	Gerdau SA - Preference Shares	111,491
47,999	Itau Unibanco Holding SA - Preference Shares	180,891
58,108	Petroleo Brasileiro SA - Preference Shares	295,197
		1,058,211
	Republic of Korea - 0.76%
434	LG Household & Health Care, Ltd. - Preference Shares	224,731
7,175	Samsung Electronics Co., Ltd. - Preference Shares	428,962
		653,693
	Taiwan, Province of China - 0.06%
145,504	China Development Financial Holding Corp. - Preference Shares (a)(e)	50,435
	Total Preferred Stocks (Cost $1,349,343)	1,762,339

	SHORT TERM INVESTMENTS - 0.00% (f)
	Money Market Funds - 0.00% (f)
3,917	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (c)	3,917
	Total Short Term Investments (Cost $3,917)	3,917
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.11%
90,075	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (c)	90,075
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $90,075)	90,075

	Total Investments (Cost $60,742,206) - 99.54%	84,939,440
	Other Assets in Excess of Liabilities - 0.46%	391,728
	TOTAL NET ASSETS - 100.00%	$85,331,168

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2021.
(d)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund's liquidity guidelines. The value of these securities total $1,031,940, which represents 1.21% of total net assets.

(e)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security totals $50,435, which represents 0.06% of total net assets.
(f)	Less than 0.01%.

Glossary of Terms

ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

GuideMark® Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2021

COMMON STOCKS
Airlines	0.10%
Auto Components	0.53%
Automobiles	1.73%
Banks	8.51%
Beverages	1.08%
Biotechnology	0.52%
Building Products	0.17%
Capital Markets	0.99%
Chemicals	2.03%
Commercial Services & Supplies	0.12%
Communications Equipment	0.15%
Construction & Engineering	1.03%
Construction Materials	1.62%
Consumer Finance	0.40%
Containers & Packaging	0.09%
Department Stores	0.23%
Diversified Consumer Services	0.19%
Diversified Financial Services	0.42%
Diversified Telecommunication Services	1.18%
Electric Utilities	0.52%
Electrical Equipment	0.89%
Electronic Equipment, Instruments & Components	2.57%
Entertainment	1.13%
Food & Staples Retailing	2.52%
Food Products	2.73%
Gas Utilities	0.50%
Health Care Equipment & Supplies	0.31%
Health Care Providers & Services	0.31%
Hotels, Restaurants & Leisure	0.57%
Household Durables	1.20%
Household Products	0.38%
Independent Power and Renewable Electricity Producers	0.84%
Industrial Conglomerates	0.77%
Insurance	2.13%
Interactive Media & Services	0.78%
Internet & Direct Marketing Retail	4.58%
Internet Software & Services	0.18%
IT Services	8.31%
Life Sciences Tools & Services	0.38%
Machinery	0.59%
Marine	1.46%
Media	0.46%
Metals & Mining	6.43%
Multiline Retail	0.30%
Oil, Gas & Consumable Fuels	4.78%
Paper & Forest Products	0.35%
Personal Products	0.85%
Pharmaceuticals	2.30%
Real Estate Management & Development	1.28%
Semiconductors & Semiconductor Equipment	15.33%
Software	0.40%
Specialty Retail	0.93%
Technology Hardware, Storage & Peripherals	1.12%
Textiles, Apparel & Luxury Goods	1.80%
Thrifts & Mortgage Finance	0.44%
Tobacco	0.09%
Trading Companies & Distributors	0.17%
Transportation Infrastructure	0.18%
Water Utilities	0.13%
Wireless Telecommunication Services	1.21%
TOTAL COMMON STOCKS	93.29%

INVESTMENT COMPANIES
Exchange Traded Funds	4.08%
TOTAL INVESTMENT COMPANIES	4.08%

PREFERRED STOCKS
Banks	0.38%
Chemicals	0.20%
Electric Utilities	0.18%
Insurance	0.06%
Metals & Mining	0.13%
Oil, Gas & Consumable Fuels	0.35%
Personal Products	0.25%
Semiconductors & Semiconductor Equipment	0.51%
TOTAL PREFERRED STOCKS	2.06%

SHORT TERM INVESTMENTS
Money Market Funds	0.00%
TOTAL SHORT TERM INVESTMENTS	0.00%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Fund	0.11%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.11%

TOTAL INVESTMENTS	99.54%
Other Assets in Excess of Liabilities	0.46%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.